Capital And Reserves (Tables)	2 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Statements [Line Items]
Summary of Classes Of Share Capital
A.	Share capital

In thousands of shares	2020	2019
Authorised
Ordinary shares (nominal value 2019: EUR 0.25)	880,000	880,000
Preferred A shares (nominal value EUR 0.25)	88,000	88,000

In thousands of euro
Ordinary shares issued and fully paid
Ordinary shares as of January 1	220,000	16
Contribution of ordinary shares by Kinetik S.à r.l.	(12,500)	—
Treasury shares	9,377	—
Shares sold to RSP Scheme Members	3,123	—
Contribution from share premium	—	219,984

Ordinary shares issued and fully paid as of December 31	220,000	220,000

Preferred A shares issued and fully paid
Preferred A shares as of January 1	7,333	—
Issue of Preferred A shares	11,770	7,333

Preferred A shares issued and fully paid as of December 31	19,103	7,333

Total share capital December 31	239,103	227,333

Summary of Reserves Within Equity
B. Share premium

In thousands of euro
January 1, 2019	116,160
Additions	243,576
Contribution to share capital	(219,984)

December 31, 2019	139,752

January 1, 2020	139,752
Additions	148,787

December 31, 2020	288,539

1.	Other Comprehensive Income accumulated in reserves, net of tax

In thousands of euro
January 1, 2018	2,695
Foreign operations – foreign currency translation differences	(554)

December 31, 2018	2,141

January 1, 2019	2,141
Foreign operations – foreign currency translation differences	4,894

December 31, 2019	7,035

January 1, 2020	7,035
Foreign operations – foreign currency translation differences	(7,757)

December 31 2020	(722)

2.	Equity Reserves

In thousands of euro
January 1, 2020	—
Treasury shares acquired by the employees of the Group	27,400
Equity-settled Share Plan to employees	24,747

December 31 2020	52,147

Arrival Group [Member]
Statements [Line Items]
Summary of Classes Of Share Capital
A. Share capital

In thousands of shares	2020
Authorised
Ordinary shares	300

In thousands of euro
Ordinary shares issued and fully paid
Ordinary shares issued on October 27	30

Ordinary shares issued and fully paid as of December 31	30